Cover	Aug. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2026
Entity File Number	1-5611
Entity Registrant Name	CONSUMERS ENERGY COMPANY
Entity Central Index Key	0000201533
Entity Tax Identification Number	38-0442310
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Jackson
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49201
City Area Code	517
Local Phone Number	788-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Consumers Energy Company Cumulative Preferred
Trading Symbol	CMS-PB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false